Property, plant and equipment (Details 1) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2021		Mar. 31, 2020
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	₨ 1,389
Depreciation for the year	831		₨ 491
Ending balance	2,944		1,389
Gross carrying amount [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	2,359		962
Recognition of right of use asset on initial application of IFRS 16			1,153
Adjusted balance as at April 1, 2019			2,115
Additions	2,413	[1]	253
Disposals	(121)		(57)
Effect of changes in foreign exchange rates	(11)		48
Ending balance	4,640		2,359
Accumulated depreciation [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	970		499
Depreciation for the year	831		491
Disposals	(78)		(42)
Effect of changes in foreign exchange rates	(27)		22
Ending balance	1,696		970
Land [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	78
Ending balance	81		78
Land [Member] | Gross carrying amount [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	78		73
Recognition of right of use asset on initial application of IFRS 16			0
Adjusted balance as at April 1, 2019			73
Additions	0	[1]	0
Disposals	0		0
Effect of changes in foreign exchange rates	3		5
Ending balance	81		78
Land [Member] | Accumulated depreciation [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	0		0
Depreciation for the year	0		0
Disposals	0		0
Effect of changes in foreign exchange rates	0		0
Ending balance	0		0
Buildings [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	944
Ending balance	2,551		944
Buildings [member] | Gross carrying amount [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	1,688		840
Recognition of right of use asset on initial application of IFRS 16			723
Adjusted balance as at April 1, 2019			1,563
Additions	2,212	[1]	87
Disposals	0		(1)
Effect of changes in foreign exchange rates	(14)		39
Ending balance	3,886		1,688
Buildings [member] | Accumulated depreciation [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	744		454
Depreciation for the year	616		267
Disposals	0		(1)
Effect of changes in foreign exchange rates	(25)		24
Ending balance	1,335		744
Plant and equipment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	4
Ending balance	3		4
Plant and equipment [member] | Gross carrying amount [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	18		12
Recognition of right of use asset on initial application of IFRS 16			2
Adjusted balance as at April 1, 2019			14
Additions	0	[1]	3
Disposals	0		0
Effect of changes in foreign exchange rates	0		1
Ending balance	18		18
Plant and equipment [member] | Accumulated depreciation [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	14		12
Depreciation for the year	1		1
Disposals	0		0
Effect of changes in foreign exchange rates	0		1
Ending balance	15		14
Furniture Fixtures And Office Equipment [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	32
Ending balance	26		32
Furniture Fixtures And Office Equipment [Member] | Gross carrying amount [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	45		0
Recognition of right of use asset on initial application of IFRS 16			28
Adjusted balance as at April 1, 2019			28
Additions	7	[1]	17
Disposals	(1)		0
Effect of changes in foreign exchange rates	0		0
Ending balance	51		45
Furniture Fixtures And Office Equipment [Member] | Accumulated depreciation [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	13		0
Depreciation for the year	12		13
Disposals	0		0
Effect of changes in foreign exchange rates	0		0
Ending balance	25		13
Vehicles [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	331
Ending balance	283		331
Vehicles [Member] | Gross carrying amount [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	530		37
Recognition of right of use asset on initial application of IFRS 16			400
Adjusted balance as at April 1, 2019			437
Additions	194	[1]	146
Disposals	(120)		(56)
Effect of changes in foreign exchange rates	0		3
Ending balance	604		530
Vehicles [Member] | Accumulated depreciation [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	199		33
Depreciation for the year	202		210
Disposals	(78)		(41)
Effect of changes in foreign exchange rates	(2)		(3)
Ending balance	₨ 321		₨ 199

[1]	Additions for the year ended March 31, 2021 include recognition of a right-of-use asset of Rs.1,852 relating to a warehousing services agreement in the United States.